Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Segment $ / shares shares	Jun. 30, 2025 CNY (¥) Segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 $ / shares
Summary of Significant Accounting Policies [Line Items]
Underpayment of taxes	$ 13,788	¥ 100,000
Accrued income tax payable (in Dollars) | $	$ 9		$ 9
Number of reportable segment (in Segment) | Segment	1	1
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant	$ 0.06
Exercise price	$ 12
Warrants issued (in Shares) | shares	690,000
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant	$ 0.11			$ 0.03
Exercise price	$ 11.5
Warrants issued (in Shares) | shares	350,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares	13,800,000